CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
(a)	Cash and cash equivalents

	2017	2016
Cash	277,500	270,310
Cash equivalents	6,585,184	7,292,941

Total	6,862,684	7,563,251

	2017	2016
Time deposits	6,225,547	5,859,969
Bank certificates of deposit (CDBs)	348,318	1,319,321
Repurchase agreements	1,307	1,586
Other	10,012	112,065

Cash equivalents	6,585,184	7,292,941

(b)	Short-term investments

	2017	2016
Private securities	114,839	169,473
Government securities	21,447	116,532

Total	136,286	286,005

Current	21,447	116,532
Non-current	114,839	169,473